Segment and Geographic Information - Summary of Total Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 244,749	$ 301,069
Impairment of long-lived assets	36,553	0	$ 0
North America
Segment Reporting Information [Line Items]
Total assets	86,614	116,598
Latin America
Segment Reporting Information [Line Items]
Total assets	69,418	55,661
Middle East
Segment Reporting Information [Line Items]
Total assets	52,037	70,308
Europe
Segment Reporting Information [Line Items]
Total assets	31,566	51,876
Other
Segment Reporting Information [Line Items]
Total assets	5,114	6,626
Operations Optimization
Segment Reporting Information [Line Items]
Impairment of long-lived assets	21,300
Operating segments | E&P Technology & Services
Segment Reporting Information [Line Items]
Total assets	165,132	156,555
Operating segments | Operations Optimization
Segment Reporting Information [Line Items]
Total assets	51,783	74,361
Support and other
Segment Reporting Information [Line Items]
Total assets	27,834	70,153
Previously Reported | Ocean Bottom Integrated Technologies
Segment Reporting Information [Line Items]
Impairment of long-lived assets	15,300
Previously Reported | Operating segments | Ocean Bottom Integrated Technologies
Segment Reporting Information [Line Items]
Total assets	$ 1,200	$ 20,800